Administrative expenses	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expense [abstract]
Administrative expenses

36 Administrative expenses

Administrative expenses are analysed as follows:

	2023	2022	2021
Labour costs	20,416	19,447	17,342
Professional services costs	2,979	3,151	3,690
Indirect taxes	1,991	2,177	3,617
Directors and audit committee fees	1,886	1,895	1,868
Office and software maintenance	2,549	2,138	1,784
Depreciation and amortisation	1,364	1,462	1,657
Travel expenses	2,677	2,689	1,388
Mail and Phone	552	550	519
Printing and Stationery	519	570	354
Car costs	661	467	257
Government grants related to PPE	(145)	(59)	(54)
Other	2,158	987	880
Total	37,607	35,474	33,302